Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net income	$ 203,481	$ 501
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	79,361	85,562
Amortization of debt (loans & leases) issuance costs	1,381	1,633
Noncash lease expense	14,634	13,906
Loss on debt extinguishment, net	821	186
(Gain)/Loss on sale of vessels	(12,526)	8,698
Loss on bad debt	98	0
Share-based compensation	5,902	6,431
Change in fair value of derivatives and amortization of OCI	1,259	(1,701)
Other non-cash charges	49	(159)
Write-off of accruals and current liabilities	(776)	(9,266)
Loss / (Gain) on sale of equity in investee	(194)	0
Gain on hull and machinery claims	(270)	(177)
Equity in loss/(income) of investee	(33)	18
(Increase)/Decrease in:
Trade accounts receivable	(13,703)	9,021
Inventories	(22,680)	4,389
Prepaid expenses and other receivables	(15,381)	4,506
Derivatives asset	0	135
Accrued income	0	67
Due from related parties	79	1
Due from managers	52	43
Other non-current assets	3	30
Increase/(Decrease) in:
Accounts payable	12,214	(6,374)
Operating lease liability	(14,634)	(13,906)
Due to related parties	(1,765)	(1,881)
Accrued liabilities	17,617	(5,492)
Due to managers	1,153	9,617
Deferred revenue	6,133	(2,787)
Net cash provided by / (used in) Operating Activities	262,275	103,001
Cash Flows from Investing Activities:
Advances for vessels acquisitions, vessels under construction, vessel upgrades and other fixed assets	(99,272)	(15,093)
Cash proceeds from vessel sales	80,137	65,672
Proceeds from sale of equity in investee	600	0
Investment in debt security	0	(914)
Hull and machinery insurance proceeds	1,218	10,088
Net cash provided by / (used in) Investing Activities	(17,317)	59,753
Cash Flows from Financing Activities:
Proceeds from bank loans	272,000	248,000
Loan and lease prepayments and repayments	(308,271)	(335,082)
Financing and debt extinguishment fees paid	(1,433)	(816)
Dividends paid	(97,580)	(16,081)
Repurchase of common shares and treasury stock	(46,326)	(68,889)
Net cash provided by / (used in) Financing Activities	(181,610)	(172,868)
Net increase/(decrease) in cash and cash equivalents and restricted cash	63,348	(10,114)
Cash and cash equivalents and restricted cash at beginning of the period	501,934	440,880
Cash and cash equivalents and restricted cash at end of the period	565,282	430,766
Cash paid during the period for:
Interest, net of amount capitalized	30,050	35,737
Non-cash investing and financing activities:
Vessel upgrades	6,198	7,893
Unpaid costs of sales of vessels	360	722
Right-of-use assets and lease obligations for charter-in contracts	0	500
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	498,165	395,636
Restricted Cash, Current	65,502	30,515
Restricted Cash, Noncurrent	1,615	4,615
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 565,282	$ 430,766